Pension And Postretirement Benefits (Other Changes Recognized in Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit, net of taxes	$ 2,249	$ 1,140	$ 487
Amortization of net prior service cost (credit), net of taxes	(588)	(460)	(396)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit, net of taxes	559	0	0
Amortization of net prior service cost (credit), net of taxes	(10)	(10)	(10)
Total recognized in other comprehensive (income) loss (net of tax)	549	(10)	(10)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit, net of taxes	1,686	1,134	459
Amortization of net prior service cost (credit), net of taxes	(575)	(430)	(388)
Total recognized in other comprehensive (income) loss (net of tax)	1,111	704	71
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit, net of taxes	(1)	6	(5)
Amortization of net prior service cost (credit), net of taxes	0	1	(2)
Total recognized in other comprehensive (income) loss (net of tax)	$ (1)	$ 7	$ (7)